TYPE:	13F-HR
PERIOD	06/30/2007
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      385 4435.0000 SH      Sole                4285.0000          150.0000
Abercrombie & Fitch Co Cl A    COM              002896207      642 8800.0000 SH      Sole                8700.0000          100.0000
Altera Corporation             COM              021441100      800 36155.0000 SH     Sole               36155.0000
Altria Group Inc               COM              02209S103      986 14054.0000 SH     Sole               14024.0000           30.0000
Amazon.Com Inc                 COM              023135106     1320 19300.0000 SH     Sole               19300.0000
American Express Company       COM              025816109     1045 17075.0000 SH     Sole               17075.0000
American Intl Group Com        COM              026874107     2370 33845.0000 SH     Sole               33395.0000          450.0000
Anheuser-Busch Cos Inc         COM              035229103      463 8875.0000 SH      Sole                8825.0000           50.0000
Apple Computer Inc             COM              037833100      388 3178.0000 SH      Sole                3178.0000
Automatic Data Processing      COM              053015103     1405 28987.0000 SH     Sole               28987.0000
Bed Bath & Beyond Inc          COM              075896100      313 8700.0000 SH      Sole                8200.0000          500.0000
Bemis Company                  COM              081437105      297 8954.0000 SH      Sole                8954.0000
Berkshire Hthwy Cl A           COM              084670108     6350  58.0000 SH       Sole                  55.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207     8603 2386.5000 SH      Sole                2239.5000          147.0000
Boulder Growth & Income Fund   COM              101507101      243 22000.0000 SH     Sole               22000.0000
Boulder Total Return Fund      COM              101541100    16530 774625.0000 SH    Sole              767791.0000         6834.0000
Canadian Natural Resources     COM              136385101     2166 32650.0000 SH     Sole               31450.0000         1200.0000
Cephalon Inc                   COM              156708109     1280 15918.0000 SH     Sole               15918.0000
China Yuchai Intl Ltd          COM              G21082105       35 3100.0000 SH      Sole                3100.0000
Cisco Systems Inc Com          COM              17275R102     1244 44662.0000 SH     Sole               44662.0000
Citigroup Inc Com              COM              172967101     1065 20765.9998 SH     Sole               19358.9998         1407.0000
Coca Cola Co Com               COM              191216100      697 13320.0000 SH     Sole               12900.0000          420.0000
Colgate-Palmolive Co           COM              194162103      785 12100.0000 SH     Sole               12100.0000
Comcast Corp-Special Cl A      COM              20030N200     1201 42949.0000 SH     Sole               42749.0000          200.0000
ConocoPhillips                 COM              20825c104      505 6437.0000 SH      Sole                6397.0000           40.0000
Costco Wholesale Corp          COM              22160K105     1919 32800.0000 SH     Sole               32400.0000          400.0000
Danaher Corp                   COM              235851102     1212 16050.0000 SH     Sole               16050.0000
De Luxe Corp                   COM              248019101      861 21200.0000 SH     Sole               21150.0000           50.0000
Dell Inc                       COM              24702R101     2696 94425.0000 SH     Sole               93625.0000          800.0000
Diamonds Trust Series I        COM              252787106      219 1632.0000 SH      Sole                1482.0000          150.0000
Disney Walt Co Com             COM              254687106     1617 47365.0000 SH     Sole               47365.0000
Du Pont (E.I.) De Nemours      COM              263534109      873 17175.0000 SH     Sole               17175.0000
E*Trade Financial Corp         COM              269246104     1050 47547.0000 SH     Sole               47547.0000
EMC Corp Mass Com              COM              268648102     1642 90744.0000 SH     Sole               90744.0000
Express Scripts Inc            COM              302182100      260 5200.0000 SH      Sole                5200.0000
Exxon Mobil Corproration       COM              30231G102      593 7064.0000 SH      Sole                7064.0000
FedEx Corp                     COM              31428X106      388 3500.0000 SH      Sole                3400.0000          100.0000
First Trust Value Line DVD     COM              33735A100      345 20325.0000 SH     Sole               20325.0000
FirstFlight Inc                COM              32025R104      165 500100.0000 SH    Sole              500100.0000
Fiserv Inc                     COM              337738108      704 12400.0000 SH     Sole               12400.0000
Forest City Enterprises Cl A   COM              345550107      258 4202.0000 SH      Sole                4202.0000
Freeport-McMoran Cop & Gold In COM              35671D857      651 7855.0000 SH      Sole                7800.0000           55.0000
General Elec Co Com            COM              369604103     1241 32432.0000 SH     Sole               32296.0000          136.0000
Google Inc Cl A                COM              38259P508     1213 2320.0000 SH      Sole                2320.0000
Hercules Inc                   COM              427056106      653 33250.0000 SH     Sole               33250.0000
Hewlett-Packard Co             COM              428236103     1520 34058.0000 SH     Sole               34058.0000
Home Depot Inc Com             COM              437076102     1506 38284.0000 SH     Sole               38209.0000           75.0000
IAC/InterActiveCorp            COM              44919P300      644 18600.0000 SH     Sole               18500.0000          100.0000
Illinois Tool Works            COM              452308109      339 6254.0000 SH      Sole                6254.0000
Ingersoll-Rand Co Ltd Cl A     COM              2831167        832 15175.0000 SH     Sole               15175.0000
Intel Corp Com                 COM              458140100      694 29249.0000 SH     Sole               29249.0000
Intl Business Machines Corp    COM              459200101      499 4739.0000 SH      Sole                4639.0000          100.0000
JP Morgan Chase & Co.          COM              46625H100     2284 47132.0000 SH     Sole               47077.0000           55.0000
Johnson & Johnson Com          COM              478160104     1469 23835.5250 SH     Sole               23735.5250          100.0000
Joy Global Inc                 COM              481165108      691 11850.0000 SH     Sole               11725.0000          125.0000
KBR Inc                        COM              48242W106     1004 38290.0000 SH     Sole               37990.0000          300.0000
Kraft Foods Inc A              COM              50075N104     1297 36794.0000 SH     Sole               36574.0000          220.0000
Leucadia Natl Corp Com         COM              527288104     2522 71550.0000 SH     Sole               70550.0000         1000.0000
Level 3 Communications Inc     COM              52729N100       76 13000.0000 SH     Sole                1000.0000        12000.0000
Limited Inc Com                COM              532716107      548 19965.0000 SH     Sole               19875.0000           90.0000
Liz Claiborne Inc              COM              539320101      299 8004.0000 SH      Sole                8004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      214 5600.0000 SH      Sole                5600.0000
McDonald's Corporation         COM              580135101      690 13584.0000 SH     Sole               13584.0000
Mercury Genl Corp New Com      COM              589400100      719 13050.0000 SH     Sole               12950.0000          100.0000
Microsoft Corp Com             COM              594918104     1726 58562.0000 SH     Sole               58562.0000
Mitsubishi UFJ Fincl ADR       COM              606822104     1153 104600.0000 SH    Sole              104600.0000
Mohawk Industries Inc          COM              608190104      222 2200.0000 SH      Sole                2200.0000
Motorola Inc                   COM              620076109      312 17650.0000 SH     Sole               17200.0000          450.0000
NY Community Bancorp           COM              649445103      707 41525.0000 SH     Sole               41525.0000
News Corp Cl B                 COM              65248E203      268 11700.0000 SH     Sole               11700.0000
Nokia Corp - Spon ADR          COM              654902204      295 10485.0000 SH     Sole               10385.0000          100.0000
Penn West Energy Trust         COM              707885109     1901 56975.0000 SH     Sole               56975.0000
Pfizer Inc Com                 COM              717081103     1181 46178.9325 SH     Sole               45347.9325          831.0000
Plum Creek Timber Co Inc       COM              729251108     1169 28069.0000 SH     Sole               28069.0000
PowerShares QQQ Nasdaq 100     COM              73935A104      900 18905.0000 SH     Sole               18405.0000          500.0000
Procter & Gamble Co Com        COM              742718109      484 7913.0000 SH      Sole                7913.0000
Progressive Corp               COM              743315103      308 12850.0000 SH     Sole               12850.0000
Quest Diagnostics              COM              74834L100     1267 24525.0000 SH     Sole               23750.0000          775.0000
Sears Holdings Corp            COM              812350106     1216 7175.0000 SH      Sole                7175.0000
Shaw Communications Inc B      COM              82028K200     2301 54742.0000 SH     Sole               54742.0000
Sirius Satellite Radio Inc     COM              82966U103       50 16500.0000 SH     Sole               16500.0000
Six Flags Inc                  COM              83001P109     1941 318711.0000 SH    Sole              314211.0000         4500.0000
Sprint Nextel Corp             COM              852061100      744 35942.0000 SH     Sole               35942.0000
Stryker Corp Com               COM              863667101     1632 25875.0000 SH     Sole               25875.0000
Sysco Corp                     COM              871829107      333 10089.0000 SH     Sole               10089.0000
Tellabs Inc                    COM              879664100      688 63900.0000 SH     Sole               63900.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      718 17415.0000 SH     Sole               17415.0000
Texas Instruments Inc          COM              882508104     1288 34235.0000 SH     Sole               34235.0000
The DirecTV Group Inc          COM              25459L106     1007 43575.0000 SH     Sole               43575.0000
Time Warner Inc                COM              887317105      618 29385.0000 SH     Sole               29385.0000
Toyota Industries Corp         COM              J92628106      348 7500.0000 SH      Sole                7500.0000
Transocean Sedco Forex Inc     COM              2821287        593 5600.0000 SH      Sole                5600.0000
Tyco International Ltd         COM              9143X2082     2179 64476.0000 SH     Sole               64476.0000
USG Corp                       COM              903293405      750 15300.0000 SH     Sole               14800.0000          500.0000
UST Inc Com                    COM              902911106      729 13575.0000 SH     Sole               13575.0000
UnitedHealth Group Inc         COM              91324P102      534 10450.0000 SH     Sole               10325.0000          125.0000
Wal Mart Stores Inc Com        COM              931142103     1337 27787.0000 SH     Sole               27387.0000          400.0000
Walgreen Co                    COM              931422109      631 14500.0000 SH     Sole               14300.0000          200.0000
Washington Mutual Inc Com      COM              939322103      217 5100.0000 SH      Sole                5000.0000          100.0000
Waters Corporations            COM              941848103      922 15525.0000 SH     Sole               15525.0000
Wells Fargo & Co New Com       COM              949746101     1470 41810.0000 SH     Sole               41810.0000
Western Refining Inc           COM              959319104      230 3975.0000 SH      Sole                3975.0000
WisdomTree L/C Div Fund        COM              97717W307      405 6700.0000 SH      Sole                6700.0000
Wm. Wrigley Jr Co              COM              982526105      297 5375.0000 SH      Sole                5375.0000
YUM! Brands Inc.               COM              988498101      684 20900.0000 SH     Sole               20900.0000
Yahoo! Inc Com                 COM              984332106      545 20075.0000 SH     Sole               20075.0000
Zimmer Holdings Inc            COM              98956P102      721 8495.0000 SH      Sole                8495.0000
iShares DJ Select Dividend     COM              464287168      757 10525.0000 SH     Sole               10350.0000          175.0000
iShares MSCI EAFE Index Fund   COM              464287465      588 7280.0000 SH      Sole                7105.0000          175.0000
iShares MSCI Japan Index Fd    COM              464286848      801 55200.0000 SH     Sole               55200.0000
iShares Russell 1000 Value     COM              464287598      617 7110.0000 SH      Sole                5990.0000         1120.0000
iShares Russell Midcap Index   COM              464287499      215 1970.0000 SH      Sole                1970.0000
iShares S&P 500/Barra Growth   COM              464287309      505 7350.0000 SH      Sole                7350.0000
iShares S&P SmallCap 600       COM              464287804      224 3150.0000 SH      Sole                3150.0000
Fairholme Fund                 COM              304871106      202 6350.761 SH       Sole                 6177.464           173.297